Note 5 - Vessel, Net (Details Textual)					2 Months Ended	12 Months Ended
	Dec. 23, 2016 USD ($) shares	Dec. 20, 2016 USD ($) $ / shares	Sep. 29, 2016 USD ($)	May 10, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Number of Vessels Disposed or Sold					3
Proceeds from Sale of Property, Plant, and Equipment						$ 4,196,268	$ 7,345,342
Sales Commission Percentage					4.00%		4.00%
Gain (Loss) on Disposition of Property Plant Equipment						10,597	$ 461,586
Asset Impairment Charges						$ 5,924,668	$ 1,641,885	$ 3,500,000
Earnings Per Share, Basic and Diluted | $ / shares						$ (5.63)	$ (2.45)	$ (3.53)
Disposal Group, Including Discontinued Operation, Liabilities, Current					$ 1,122,208		$ 1,122,208
Payments to Acquire Property, Plant, and Equipment								$ 21,323,935
Payable to Manager [Member]
Sales Commission Percentage					1.00%		1.00%
Tiger Bridge [Member]
Proceeds from Sale of Property, Plant, and Equipment					$ 2,728,440
Gain (Loss) on Disposition of Property Plant Equipment					535,169
Marinos [Member]
Proceeds from Sale of Property, Plant, and Equipment					2,090,010
Gain (Loss) on Disposition of Property Plant Equipment					(280,373)
Despina P [Member]
Proceeds from Sale of Property, Plant, and Equipment					2,526,892
Gain (Loss) on Disposition of Property Plant Equipment					206,790
M/V Aristides [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current					2,805,521		$ 2,805,521
Assets Held-for-sale, Long Lived, Fair Value Disclosure					2,670,000		2,670,000
Asset Impairment Charges							$ 1,640,000
Earnings Per Share, Basic and Diluted | $ / shares							$ 0.26
Disposal Group, Including Discontinued Operation, Liabilities, Current					1,122,208		$ 1,122,208
M/V Captain Costas [Member]
Proceeds from Sale of Property, Plant, and Equipment				$ 2,650,000
Sales Commission Percentage				4.00%
Gain (Loss) on Disposition of Property Plant Equipment				$ 10,597
Number of Vessels Sold				1
M/V Captain Costas [Member] | Eurochart [Member]
Sales Commission Percentage				1.00%
M/V Aegean Express [Member]
Payments to Acquire Property, Plant, and Equipment			$ 3,151,940
M/V RT Dagr [Member]
Payments to Acquire Property, Plant, and Equipment			$ 1.81
Stock Issued During Period, Shares, Purchase of Assets | shares	864,292
Payments for Acquisition Costs, Property Plant, and Equipment	$ 77,821
M/V RT Dagr, Fuel on Board [Member]
Stock Issued During Period, Shares, Purchase of Assets | shares	35,708
M/V Eleni P [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current						2,810,000
Asset Impairment Charges		$ 5,920,000
Impairment Effect on Earnings Per Share, Pretax | $ / shares		$ 0.73
Vessels [Member]
Property Plant and Equipment Pledged As Collateral					$ 82,580,000	$ 103,780,000	$ 82,580,000